Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	BNY Mellon Investment Funds VI
Entity Central Index Key	dei_EntityCentralIndexKey	0001224568
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Mar. 31, 2025
Prospectus Summary | BNY Mellon Balanced Opportunity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBOAX
Prospectus Summary | BNY Mellon Balanced Opportunity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBOCX
Prospectus Summary | BNY Mellon Balanced Opportunity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBORX
Prospectus Summary | BNY Mellon Balanced Opportunity Fund | Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBOYX
Prospectus Summary | BNY Mellon Balanced Opportunity Fund | Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBOZX
Prospectus Summary | BNY Mellon Balanced Opportunity Fund | J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THPBX